                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS        MAY 31, 2007 (UNAUDITED)


                                                                 NUMBER OF
DESCRIPTION                                                        SHARES          VALUE
--------------------------------------------------------------------------------------------
COMMON STOCKS   100.4%
AEROSPACE & DEFENSE   6.5%
Goodrich Corp. ........................................            65,000      $   3,866,850
Lockheed Martin Corp. .................................            65,000          6,376,500
Raytheon Co. ..........................................            65,000          3,614,000
                                                                               -------------
                                                                                  13,857,350
                                                                               -------------
APPLICATION SOFTWARE   7.9%
Adobe Systems, Inc. (a) ...............................            75,000          3,306,000
Amdocs Ltd. (Guernsey) (a) ............................            85,000          3,303,950
Autodesk, Inc. (a) ....................................            75,000          3,408,750
Citrix Systems, Inc. (a) ..............................            65,000          2,184,650
Cognos, Inc. (Canada) (a) .............................            65,000          2,600,000
Synopsys, Inc. (a) ....................................            75,000          1,989,000
                                                                               -------------
                                                                                  16,792,350
                                                                               -------------
BIOTECHNOLOGY   7.8%
Amgen, Inc. (a) .......................................            65,000          3,661,450
Genentech, Inc. (a) ...................................            65,000          5,185,050
Genzyme Corp. (a) .....................................            65,000          4,193,800
Gilead Sciences, Inc. (a) .............................            45,000          3,724,650
                                                                               -------------
                                                                                  16,764,950
                                                                               -------------
COMMUNICATIONS EQUIPMENT   14.5%
Ciena Corp. (a) .......................................            75,000          2,574,000
Cisco Systems, Inc. (a) ...............................           250,000          6,730,000
Corning, Inc. (a) .....................................           185,000          4,625,000
Juniper Networks, Inc. (a) ............................           175,000          4,271,750
Nokia Oyj - ADR (Finland) .............................            75,000          2,053,500
QUALCOMM, Inc. ........................................           200,000          8,590,000
Riverbed Technology, Inc. (a) .........................            50,000          2,085,500
                                                                               -------------
                                                                                  30,929,750
                                                                               -------------
COMPUTER HARDWARE   13.2%
Apple Computer, Inc. (a) ..............................            85,000         10,332,600
Dell, Inc. (a) ........................................           150,000          4,030,500
Hewlett-Packard Co. ...................................           150,000          6,856,500

COMPUTER HARDWARE (CONTINUED)
International Business Machines Corp. .................            65,000      $   6,929,000
                                                                               -------------
                                                                                  28,148,600
                                                                               -------------
COMPUTER STORAGE & PERIPHERALS   3.9%
EMC Corp. .............................................           275,000          4,644,750
Network Appliance, Inc. (a) ...........................            70,000          2,253,300
SanDisk Corp. (a) .....................................            35,000          1,524,250
                                                                               -------------
                                                                                   8,422,300
                                                                               -------------
DATA PROCESSING & OUTSOURCED SERVICES   4.1%
Automatic Data Processing, Inc. .......................            65,000          3,230,500
DST Systems, Inc. (a) .................................            65,000          5,442,450
                                                                               -------------
                                                                                   8,672,950
                                                                               -------------
ELECTRONIC EQUIPMENT MANUFACTURERS   1.2%
Agilent Technologies, Inc. (a) ........................            65,000          2,481,050
                                                                               -------------

HEALTH CARE SUPPLIES   2.3%
Millipore Corp. (a) ...................................            65,000          4,860,050
                                                                               -------------

HOME ENTERTAINMENT SOFTWARE   1.6%
Electronic Arts, Inc. (a) .............................            70,000          3,420,900
                                                                               -------------

INTERNET SOFTWARE & SERVICES   7.9%
eBay, Inc. (a) ........................................           165,000          5,372,400
Google, Inc., Class A (a) .............................            16,500          8,212,875
Yahoo!, Inc. (a) ......................................           115,000          3,300,500
                                                                               -------------
                                                                                  16,885,775
                                                                               -------------
IT CONSULTING & OTHER SERVICES   1.1%
Cognizant Technology Solutions Corp., Class A (a) .....            30,000          2,356,800
                                                                               -------------

LIFE SCIENCES TOOLS & SERVICES   1.7%
Thermo Fisher Scientific, Inc. (a) ....................            65,000          3,549,000
                                                                               -------------

SEMICONDUCTOR EQUIPMENT   4.9%
Applied Materials, Inc. ...............................            85,000          1,623,500
KLA-Tencor Corp. ......................................            70,000          3,848,600
Lam Research Corp. (a) ................................            65,000          3,487,900

SEMICONDUCTOR EQUIPMENT (CONTINUED)
Varian Semiconductor Equipment Associates, Inc. (a) ...            37,500      $   1,580,625
                                                                               -------------
                                                                                  10,540,625
                                                                               -------------
SEMICONDUCTORS   12.8%
Altera Corp. ..........................................            70,000          1,596,700
Analog Devices, Inc. ..................................            70,000          2,534,700
Broadcom Corp., Class A (a) ...........................            75,000          2,292,000
Cavium Networks, Inc. (a) .............................            17,100            361,665
Cypress Semiconductor Corp. (a) .......................            75,000          1,610,250
Intel Corp. ...........................................            85,000          1,884,450
Maxim Integrated Products, Inc. .......................            75,000          2,306,250
National Semiconductor Corp. ..........................           185,000          4,980,200
NVIDIA Corp. (a) ......................................            65,000          2,253,550
Texas Instruments, Inc. ...............................           155,000          5,480,800
Xilinx, Inc. ..........................................            75,000          2,136,000
                                                                               -------------
                                                                                  27,436,565
                                                                               -------------
SYSTEMS SOFTWARE   8.2%
BMC Software, Inc. (a) ................................            70,000          2,319,800
McAfee, Inc. (a) ......................................           165,000          6,065,400
Microsoft Corp. .......................................           125,000          3,833,750
Oracle Corp. (a) ......................................           175,000          3,391,500
Symantec Corp. (a) ....................................           100,000          1,999,000
                                                                               -------------
                                                                                  17,609,450
                                                                               -------------
WIRELESS TELECOMMUNICATION SERVICES   0.8%
NII Holdings, Inc. (a) ................................            20,000          1,629,400
                                                                               -------------

TOTAL INVESTMENTS  100.4%
  (Cost $167,360,125) .................................                          214,357,865

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%) .........                             (879,077)
                                                                               -------------

NET ASSETS 100.0% .....................................                        $ 213,478,788
                                                                               =============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b)  ADR - American Depositary Receipt

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2007 (UNAUDITED)

                                                                    NUMBER OF
DESCRIPTION                                                           SHARES         VALUE
----------------------------------------------------------------------------------------------
COMMON STOCKS   95.4%
AUSTRALIA   4.7%
A.B.C. Learning Centres, Ltd. ..............................          688,173     $  4,108,557
Computershare, Ltd. ........................................          571,800        5,321,902
                                                                                  ------------
                                                                                     9,430,459
                                                                                  ------------
BERMUDA   9.1%
Axis Capital Holdings, Ltd. ................................           77,144        3,052,588
Esprit Holdings, Ltd. ......................................          416,411        5,127,512
Li & Fung, Ltd. ............................................        1,694,000        5,683,945
Willis Group Holdings, Ltd. ................................           91,300        4,228,103
                                                                                  ------------
                                                                                    18,092,148
                                                                                  ------------
CANADA   2.6%
SunOpta, Inc. (a) ..........................................          430,110        5,083,900
                                                                                  ------------

CHINA   1.5%
China Shenhua Energy Co. ...................................          983,000        2,889,158
                                                                                  ------------

FRANCE   1.5%
Ipsen, SA ..................................................           57,600        3,022,641
                                                                                  ------------

GERMANY   11.8%
adidas-Salomon, AG .........................................           80,564        5,142,630
Fresenius, AG ..............................................           77,600        5,967,532
Grenkeleasing, AG ..........................................            8,956          427,801
Hypo Real Estate Holding, AG ...............................           64,169        4,428,509
United Internet, AG ........................................          156,516        3,076,865
Wirecard, AG (a) ...........................................          324,094        4,500,391
                                                                                  ------------
                                                                                    23,543,728
                                                                                  ------------
GREECE   4.3%
Cosmote Mobile Telecommunications, SA ......................          123,959        3,986,351
EFG Eurobank Ergasias ......................................          126,949        4,512,962
                                                                                  ------------
                                                                                     8,499,313
                                                                                  ------------
INDIA   0.9%
ACC, Ltd. ..................................................           83,700        1,753,876
                                                                                  ------------

IRELAND   2.0%
ICON PLC - ADR (a) .........................................           87,200        4,045,208
                                                                                  ------------

ISRAEL   2.0%
Teva Pharmaceutical Industries Ltd. - ADR ..................          101,368        3,973,626
                                                                                  ------------

ITALY   3.2%
UniCredito Italiano S.p.A. .................................          685,008        6,428,941
                                                                                  ------------

JAPAN   3.5%
DAITO Trust Construction Co., Ltd. .........................           95,900        5,082,621
OSG Corp. ..................................................          151,000        1,975,284
                                                                                  ------------
                                                                                     7,057,905
                                                                                  ------------
MEXICO   4.1%
Fomento Economico Mexicano, SA de CV, Class B - ADR ........          103,050        4,105,512
Grupo Aeroportuario del Sureste, SA de CV, Class B -
   ADR .....................................................           80,600        4,102,540
                                                                                  ------------
                                                                                     8,208,052
                                                                                  ------------
NETHERLANDS   1.6%
QIAGEN N.V. (a) ............................................          184,490        3,211,971
                                                                                  ------------

REPUBLIC OF CHINA (TAIWAN)   0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR .........          150,363        1,640,460
                                                                                  ------------

SINGAPORE   6.6%
Cosco Corp., Ltd. ..........................................        2,878,000        5,030,544
Flextronics International, Ltd. (a) ........................          311,183        3,594,164
Singapore Airlines, Ltd. ...................................          363,000        4,413,412
                                                                                  ------------
                                                                                    13,038,120
                                                                                  ------------
SOUTH AFRICA   3.1%
Aspen Pharmacare Holdings, Ltd. ............................          585,300        3,205,997
Pretoria Portland Cement Co., Ltd. .........................           41,331        2,931,483
                                                                                  ------------
                                                                                     6,137,480
                                                                                  ------------
SPAIN   7.9%
Banco Bilbao Vizcaya Argentaria, SA ........................           98,502        2,489,088
Banco Santander Central Hispano, SA ........................          142,300        2,734,215
Industria de Diseno Textil, SA .............................           76,259        4,813,446
Telefonica, SA .............................................          252,964        5,748,942
                                                                                  ------------
                                                                                    15,785,691
                                                                                  ------------

SWITZERLAND   5.0%
Kudelski, SA ...............................................           71,500        2,781,658
Lonza Group, AG ............................................           20,100        1,987,353
UBS, AG ....................................................           80,743        5,267,281
                                                                                  ------------
                                                                                    10,036,292
                                                                                  ------------
UNITED KINGDOM   16.2%
KKR Private Equity Investor LP .............................          121,936        2,853,302
Man Group PLC ..............................................          430,002        5,010,765
RAB Capital PLC ............................................        2,445,867        5,375,798
Regus Group PLC ............................................        1,345,511        3,976,388
SABMiller PLC (a) ..........................................          184,000        4,379,347
Shire PLC ..................................................          197,428        4,640,306
Standard Chartered PLC .....................................          179,408        6,074,703
                                                                                  ------------
                                                                                    32,310,609
                                                                                  ------------
UNITED STATES   3.0%
NII Holdings, Inc., Class B (a) ............................           73,488        5,987,067
                                                                                  ------------

TOTAL LONG-TERM INVESTMENTS   95.4%
  (Cost $141,788,179)........................................................      190,176,645
REPURCHASE AGREEMENTS  1.9%
Citigroup Global Markets, Inc. ($1,009,086 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.27%,
   dated 05/31/07, to be sold on 06/01/07 at $1,009,234)  ..... .............        1,009,086
State Street Bank & Trust Co. ($2,702,914 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.07%,
   dated 05/31/07, to be sold on 06/01/07 at $2,703,294)  ...................        2,702,914
                                                                                  ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $3,712,000)..........................................................        3,712,000
                                                                                  ------------

TOTAL INVESTMENTS  97.3%
  (Cost $145,500,179)........................................................      193,888,645

FOREIGN CURRENCY  3.0%
  (Cost $5,927,918)..........................................................        6,043,267

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)................................         (623,055)
                                                                                  ------------

NET ASSETS 100.0%............................................................     $199,308,857
                                                                                  ============

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.


ADR - American Depositary Receipt

  FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF MAY 31, 2007:

                                                             IN                     UNREALIZED
                                                          EXCHANGE     CURRENT     APPRECIATION/
                                                            FOR         VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------
LONG CONTRACTS:
Swiss Franc,
   1,042,910 expiring 06/01/07 ........................     US $     $  851,494     $    1,319
   1,375,198 expiring 06/04/07 ........................     US $      1,122,794           (918)
                                                                                    ----------
                                                                                    $      401
                                                                                    ==========
SHORT CONTRACTS:
Euro,
   1,527 expiring 06/01/07 ............................     US $          2,055     $        2
                                                                                    ==========


SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                                   PERCENT OF
INDUSTRY                                                                VALUE      NET ASSETS
---------------------------------------------------------------------------------------------
Diversified Banks ..........................................        $ 22,239,908      11.2%

Pharmaceuticals ............................................          14,842,570       7.4

Asset Management & Custody Banks ...........................          13,239,866       6.6

Wireless Telecommunication Services ........................           9,973,418       5.0

Apparel Retail .............................................           9,940,957       5.0

Health Care Equipment ......................................           5,967,532       3.0

Integrated Telecommunication Services ......................           5,748,942       2.9

Distributors ...............................................           5,683,945       2.9

Data Processing & Outsourced Services ......................           5,321,902       2.7

Diversified Capital Markets ................................           5,267,281       2.6


Apparel, Accessories & Luxury Goods ........................           5,142,630       2.6

Packaged Foods & Meats .....................................           5,083,900       2.6

Homebuilding ...............................................           5,082,621       2.5

Marine .....................................................           5,030,544       2.5

Construction Materials .....................................           4,685,359       2.4

Diversified Commercial & Professional Services..............           4,500,391       2.3

Thrifts & Mortgage Finance .................................           4,428,509       2.2

Airlines ...................................................           4,413,412       2.2

Brewers ....................................................           4,379,348       2.2

Insurance Brokers ..........................................           4,228,103       2.1

Education Services .........................................           4,108,557       2.1

Soft Drinks ................................................           4,105,512       2.1

Airport Services ...........................................           4,102,540       2.1

Life Sciences Tools & Services .............................           4,045,208       2.0

Office Services & Supplies .................................           3,976,388       2.0

Electronic Manufacturing Services ..........................           3,594,164       1.8

Biotechnology ..............................................           3,211,971       1.6

Internet Software & Services ...............................           3,076,865       1.5

Property & Casualty Insurance ..............................           3,052,588       1.5

Coal & Consumable Fuels ....................................           2,889,159       1.4

Electronic Equipment Manufacturers .........................           2,781,658       1.4

Specialty Chemicals ........................................           1,987,353       1.0

Industrial Machinery .......................................           1,975,283       1.0

Semiconductors .............................................           1,640,460       0.8

Specialized Finance ........................................             427,801       0.2
                                                                    ------------      ----
                                                                    $190,176,645      95.4%
                                                                    ============      ====

VAN KAMPEN AMERICAN FRANCHISE FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2007 (UNAUDITED)

                                                                                   NUMBER OF
DESCRIPTION                                                                          SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS   95.1%
BROADCASTING & CABLE TV   6.0%
Clear Channel Communications, Inc. ........................................          404,713     $ 15,540,979
Westwood One, Inc. ........................................................        2,208,791       17,802,856
                                                                                                 ------------
                                                                                                   33,343,835
                                                                                                 ------------
DISTILLERS & VINTNERS   3.0%
Brown-Forman Corp., Class B ...............................................          246,599       16,832,848
                                                                                                 ------------

EDUCATION SERVICES   2.4%
Career Education Corp. (a) ................................................          384,391       13,403,714
                                                                                                 ------------

FERTILIZERS & AGRICULTURAL CHEMICALS   2.9%
Scotts Miracle-Gro Co., Class A ...........................................          344,780       15,873,671
                                                                                                 ------------

HEALTH CARE TECHNOLOGY   2.6%
IMS Health, Inc. ..........................................................          434,835       14,219,105
                                                                                                 ------------

HOUSEHOLD PRODUCTS   11.6%
Colgate-Palmolive Co. .....................................................          237,834       15,925,365
Kimberly-Clark Corp. ......................................................          446,903       31,712,237
Procter & Gamble Co. ......................................................          258,319       16,416,172
                                                                                                 ------------
                                                                                                   64,053,774
                                                                                                 ------------
HOUSEWARES & SPECIALTIES   3.2%
Fortune Brands, Inc. ......................................................          217,441       17,564,884
                                                                                                 ------------

IT CONSULTING & OTHER SERVICES   4.9%
Accenture, Ltd., Class A (Bermuda) ........................................          657,673       26,925,133
                                                                                                 ------------

MOTORCYCLE MANUFACTURERS   4.1%
Harley-Davidson, Inc. .....................................................          367,735       22,464,931
                                                                                                 ------------

PACKAGED FOODS & MEATS   11.4%
Cadbury Schweppes PLC (United Kingdom) (GBP) ..............................        1,916,985       26,969,315
Kellogg Co. ...............................................................          425,117       22,947,816
Nestle, SA (Switzerland) (CHF) ............................................           33,587       13,080,502
                                                                                                 ------------
                                                                                                   62,997,633
                                                                                                 ------------

PERSONAL PRODUCTS   2.9%
Estee Lauder Co., Inc., Class A ...........................................          338,406       16,006,604
                                                                                                 ------------

PHARMACEUTICALS   9.8%
Johnson & Johnson .........................................................          255,747       16,181,113
Pfizer, Inc. ..............................................................        1,374,232       37,777,637
                                                                                                 ------------
                                                                                                   53,958,750
                                                                                                 ------------
PUBLISHING   7.7%
McGraw-Hill Co., Inc. .....................................................          189,995       13,358,549
New York Times Co., Class A ...............................................          519,658       13,048,612
Thomson Corp. (Canada) ....................................................          378,995       16,058,018
                                                                                                 ------------
                                                                                                   42,465,179
                                                                                                 ------------
RESTAURANTS   2.3%
Domino's Pizza, Inc. ......................................................          663,226       13,012,494
                                                                                                 ------------

SOFT DRINKS   2.5%
PepsiCo, Inc. .............................................................          198,670       13,575,121
                                                                                                 ------------

SPECIALIZED CONSUMER SERVICES   3.5%
Weight Watchers International, Inc. .......................................          365,529       19,087,924
                                                                                                 ------------

TOBACCO   14.3%
Altria Group, Inc. ........................................................          619,153       44,021,778
Reynolds American, Inc. ...................................................          532,978       34,664,889
                                                                                                 ------------

                                                                                                   78,686,667
                                                                                                 ------------
TOTAL LONG-TERM INVESTMENTS   95.1%
  (Cost $472,989,918) .......................................................................     524,472,267
                                                                                                 ------------

REPURCHASE AGREEMENTS  4.2%
Citigroup Global Markets, Inc. ($6,296,460 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.27%,
   dated 05/31/07, to be sold on 06/01/07 at $6,297,382) ....................................       6,296,460

State Street Bank & Trust Co. ($16,865,540 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.07%,
   dated 05/31/07, to be sold on 06/01/07 at $16,867,915) ...................................      16,865,540
                                                                                                 ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $23,162,000) ........................................................................      23,162,000
                                                                                                 ------------

TOTAL INVESTMENTS  99.3%
  (Cost $496,151,918) .......................................................................     547,634,267

FOREIGN CURRENCY  0.1%
  (Cost $634,410) ...........................................................................         634,074

OTHER ASSETS IN EXCESS OF LIABILITIES  0.6% .................................................       3,057,188
                                                                                                 ------------

NET ASSETS 100.0% ...........................................................................    $551,325,529
                                                                                                 ============


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(CHF)-Swiss Franc
(GBP)-Pound Sterling

Van Kampen International Growth Fund
Portfolio of Investments - May 31, 2007 (Unaudited)

                                                                                     NUMBER OF
DESCRIPTION                                                                           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS   98.4%
AUSTRALIA   1.8%
BHP Billiton, Ltd. ........................................................           511,408      $  13,352,048
                                                                                                   -------------

AUSTRIA   3.5%
Andritz, AG ...............................................................           174,403         11,803,791
Erste Bank Der Oester Spark, AG ...........................................           174,320         13,674,622
                                                                                                   -------------
                                                                                                      25,478,413
                                                                                                   -------------
BERMUDA   1.5%
Esprit Holdings, Ltd. .....................................................           905,294         11,147,413
                                                                                                   -------------

CANADA   1.6%
EnCana Corp. ..............................................................           196,421         12,030,235
                                                                                                   -------------

CAYMAN ISLANDS   1.3%
Parkson Retail Group, Ltd. ................................................         1,465,900          9,837,184
                                                                                                   -------------

FINLAND   3.9%
Fortum Oyj ................................................................           310,927         10,224,903
Kone Oyj, Class B .........................................................           169,749         10,161,766
Neste Oil Oyj .............................................................           210,219          7,942,709
                                                                                                   -------------
                                                                                                      28,329,378
                                                                                                   -------------
FRANCE   10.7%
AXA, SA ...................................................................           308,057         13,467,294
BNP Paribas, SA ...........................................................            89,562         10,867,598
Essilor International, SA .................................................            94,673         11,376,949
LVMH Moet-Hennessy Louis Vuitton, SA ......................................            65,603          7,743,225
Schneider Electric, SA ....................................................            73,667         10,634,860
Total, SA .................................................................           202,337         15,246,245
Vallourec, SA .............................................................            28,641          9,166,233
                                                                                                   -------------
                                                                                                      78,502,404
                                                                                                   -------------
GERMANY   7.9%
Celesio, AG ...............................................................           147,873          9,946,529
Continental, AG ...........................................................           110,397         15,613,521
Deutsche Bank, AG .........................................................            67,831         10,318,980
E.ON, AG ..................................................................            90,432         14,866,948
SAP, AG ...................................................................           149,782          7,168,744
                                                                                                   -------------
                                                                                                      57,914,722
                                                                                                   -------------

GREECE   3.3%
Coca-Cola Hellenic Bottling Co., SA .......................................           231,492         10,715,045
National Bank of Greece, SA ...............................................           224,196         13,387,969
                                                                                                   -------------
                                                                                                      24,103,014
                                                                                                   -------------
HONG KONG   4.1%
Bank of East Asia, Ltd. ...................................................         1,437,200          8,374,594
China Resources Power Holdings Co., Ltd. ..................................         6,332,000         12,423,239
CNOOC, Ltd. ...............................................................         9,693,000          9,173,558
                                                                                                   -------------
                                                                                                      29,971,391
                                                                                                   -------------
INDIA   3.2%
Bharti Airtel, Ltd. (a) ...................................................           516,700         11,058,945
ICICI Bank, Ltd. - ADR ....................................................           259,963         12,361,241
                                                                                                   -------------
                                                                                                      23,420,186
                                                                                                   -------------
IRELAND   4.7%
Allied Irish Banks PLC ....................................................           298,338          9,000,026
Anglo Irish Bank Corp. PLC ................................................           662,063         15,545,128
CRH PLC ...................................................................           195,999          9,520,779
                                                                                                   -------------
                                                                                                      34,065,933
                                                                                                   -------------
ISRAEL   1.1%
Teva Pharmaceutical Industries, Ltd. - ADR ................................           208,607          8,177,394
                                                                                                   -------------

JAPAN   15.3%
Canon, Inc. ...............................................................           178,800         10,519,375
Casio Computer Co., Ltd. ..................................................           364,700          6,098,311
Daiwa Securities Group, Inc. ..............................................           658,000          7,574,840
Kobe Steel, Ltd. ..........................................................         2,053,000          7,051,389
Kubota Corp. ..............................................................           841,000          7,041,734
Nippon Electric Glass Co., Ltd. ...........................................           515,000          8,222,227
ORIX Corp. ................................................................            25,120          6,728,940
Sharp Corp. ...............................................................           440,000          8,423,993
Shin-Etsu Chemical Co., Ltd. ..............................................           110,200          7,388,924
Sony Corp. ................................................................           161,200          9,285,226
Sumitomo Realty & Development Co., Ltd. ...................................           315,000         11,906,327
Terumo Corp. ..............................................................           181,000          7,079,375
Toray Industries, Inc. ....................................................         1,006,000          6,794,840
Toyota Motor Corp. ........................................................           126,200          7,569,926
                                                                                                   -------------
                                                                                                     111,685,427
                                                                                                   -------------
LUXEMBOURG   1.2%
Millicom International Cellular SA (a) ....................................           107,400          9,137,592
                                                                                                   -------------

MEXICO   2.9%
America Movil, SA de CV, Ser L - ADR ......................................           183,244         11,095,424
Wal-Mart de Mexico, SA de CV, Ser V - ADR .................................           261,147          9,842,631
                                                                                                   -------------
                                                                                                      20,938,055
                                                                                                   -------------
NETHERLANDS   3.8%
ING Groep, NV CVA .........................................................           294,230         13,108,280
Reed Elsevier, NV .........................................................           365,792          7,284,428
Royal Numico, NV ..........................................................           148,476          7,389,927
                                                                                                   -------------
                                                                                                      27,782,635
                                                                                                   -------------
NORWAY   2.8%
Telenor, ASA ..............................................................           618,970         12,033,233
TGS Nopec Geophysical Company, ASA (a) ....................................           394,349          8,336,635
                                                                                                   -------------
                                                                                                      20,369,868
                                                                                                   -------------
SINGAPORE   3.2%
DBS Group Holdings, Ltd. ..................................................           524,255          8,328,896
Keppel Corp., Ltd. ........................................................         2,052,800         14,838,376
                                                                                                   -------------
                                                                                                      23,167,272
                                                                                                   -------------
SPAIN   1.4%
Banco Popular Espanol, SA .................................................           493,488          9,880,504
                                                                                                   -------------

SWEDEN   2.3%
Ericsson, AB, Class B .....................................................         1,842,289          6,989,058
Getinge, AB, Class B ......................................................           406,711          9,463,316
                                                                                                   -------------
                                                                                                      16,452,374
                                                                                                   -------------
SWITZERLAND   8.1%
ABB, Ltd. .................................................................           636,368         13,612,705
EFG International .........................................................           238,500         11,722,485
Nestle, SA ................................................................            26,139         10,179,869
Novartis, AG ..............................................................           122,619          6,892,814
Roche Holding, AG .........................................................            42,487          7,798,071
SGS, SA ...................................................................             7,132          9,287,672
                                                                                                   -------------
                                                                                                      59,493,616
                                                                                                   -------------
UNITED KINGDOM   8.8%
Barclays PLC ..............................................................           693,329          9,912,055
Capita Group PLC ..........................................................           637,507          9,353,848
Prudential PLC ............................................................           601,054          9,003,462
Reckitt Benckiser PLC .....................................................           184,490         10,031,375
Royal Bank of Scotland Group PLC ..........................................           717,859          8,919,490
SABMiller PLC .............................................................           333,448          7,936,330
Tesco PLC .................................................................         1,045,273          9,494,955
                                                                                                   -------------
                                                                                                      64,651,515
                                                                                                   -------------

TOTAL LONG-TERM INVESTMENTS   98.4%
  (Cost $604,070,818) .......................................................................        719,888,573
                                                                                                   -------------

REPURCHASE AGREEMENTS  1.4%
Citigroup Global Markets, Inc. ($2,756,230 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.27%,
   dated 05/31/07, to be sold on 06/01/07 at $2,756,634) ....................................          2,756,230
State Street Bank & Trust Co. ($7,382,770 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.07%,
   dated 05/31/07, to be sold on 06/01/07 at $7,383,809) ....................................          7,382,770
                                                                                                   -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $10,139,000) ........................................................................         10,139,000
                                                                                                   -------------

TOTAL INVESTMENTS  99.8%
  (Cost $614,209,818) .......................................................................        730,027,573

FOREIGN CURRENCY  0.5%
  (Cost $3,618,616) .........................................................................          3,621,733

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%) ...............................................         (2,509,636)
                                                                                                   -------------

NET ASSETS 100.0% ...........................................................................      $ 731,139,670
                                                                                                   =============


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt
CVA - Certification Van Aandelen

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                                                     PERCENT OF
INDUSTRY                                                                            VALUE            NET ASSETS
----------------------------------------------------------------------------------------------------------------
Diversified Banks .........................................................     $120,252,122            16.4%

Wireless Telecommunication Services .......................................       31,291,961             4.3

Industrial Machinery ......................................................       31,131,789             4.3

Electric Utilities ........................................................       25,091,851             3.4

Other Diversified Financial Services ......................................       24,830,765             3.4

Consumer Electronics ......................................................       23,807,531             3.3

Pharmaceuticals ...........................................................       22,868,279             3.1

Oil & Gas Exploration & Production ........................................       21,203,793             2.9

Packaged Foods & Meats ....................................................       17,569,796             2.4

Health Care Equipment .....................................................       16,542,692             2.3

Tires & Rubber ............................................................       15,613,522             2.1

Integrated Oil & Gas ......................................................       15,246,245             2.1

Industrial Conglomerates ..................................................       14,838,376             2.0

Heavy Electrical Equipment ................................................       13,612,705             1.9

Multi-Line Insurance ......................................................       13,467,294             1.8

Diversified Metals & Mining ...............................................       13,352,048             1.8

Independent Power Producers & Energy Traders ..............................       12,423,239             1.7

Integrated Telecommunication Services .....................................       12,033,233             1.6

Real Estate Management & Development ......................................       11,906,327             1.6

Health Care Supplies ......................................................       11,376,948             1.6

Apparel Retail ............................................................       11,147,413             1.5

Soft Drinks ...............................................................       10,715,045             1.5

Electrical Components & Equipment .........................................       10,634,860             1.5

Office Electronics ........................................................       10,519,376             1.4

Diversified Capital Markets ...............................................       10,318,980             1.4

Household Products ........................................................       10,031,375             1.4

Health Care Distributors ..................................................        9,946,530             1.4

Hypermarkets & Super Centers ..............................................        9,842,630             1.3

Department Stores .........................................................        9,837,184             1.3

Construction Materials ....................................................        9,520,779             1.3

Food Retail ...............................................................        9,494,955             1.3

Human Resource & Employment Services ......................................        9,353,848             1.3

Diversified Commercial & Professional Services ............................        9,287,671             1.3

Life & Health Insurance ...................................................        9,003,462             1.2

Oil & Gas Equipment & Services ............................................        8,336,635             1.1

Electronic Equipment Manufacturers ........................................        8,222,227             1.1

Oil & Gas Refining & Marketing ............................................        7,942,709             1.1

Brewers ...................................................................        7,936,330             1.1

Apparel, Accessories & Luxury Goods .......................................        7,743,225             1.1

Investment Banking & Brokerage ............................................        7,574,840             1.0

Automobile Manufacturers ..................................................        7,569,926             1.0

Specialty Chemicals .......................................................        7,388,924             1.0

Publishing ................................................................        7,284,428             1.0

Application Software ......................................................        7,168,744             1.0

Steel .....................................................................        7,051,389             1.0

Construction & Farm Machinery & Heavy Trucks ..............................        7,041,734             1.0

Communications Equipment ..................................................        6,989,058             1.0

Commodity Chemicals .......................................................        6,794,840             0.9

Consumer Finance ..........................................................        6,728,940             0.9
                                                                                ------------            ----

                                                                                $719,888,573            98.4%
                                                                                ============            ====

VAN KAMPEN EQUITY PREMIUM INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2007 (UNAUDITED)

                                                                                     NUMBER OF
DESCRIPTION                                                                            SHARES          VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS   94.7%
AEROSPACE & DEFENSE   3.6%
Boeing Co. ................................................................            19,722      $   1,983,836
General Dynamics Corp. ....................................................            21,490          1,724,358
Honeywell International, Inc. .............................................            29,101          1,685,239
Lockheed Martin Corp. .....................................................            21,759          2,134,558
Northrop Grumman Corp. ....................................................            26,582          2,009,865
Raytheon Co. ..............................................................            19,990          1,111,444
United Technologies Corp. .................................................            43,624          3,077,673
                                                                                                   -------------
                                                                                                      13,726,973
                                                                                                   -------------
AGRICULTURAL PRODUCTS   1.0%
Archer-Daniels-Midland Co. ................................................            72,081          2,525,718
Corn Products International, Inc. .........................................            26,563          1,089,880
                                                                                                   -------------
                                                                                                       3,615,598
                                                                                                   -------------
AIRLINES   0.3%
AMR Corp. (a) .............................................................            21,545            610,801
Continental Airlines, Inc., Class B (a) ...................................            14,640            588,089
                                                                                                   -------------
                                                                                                       1,198,890
                                                                                                   -------------
ALUMINUM   0.6%
Alcan, Inc. (Canada) ......................................................            19,776          1,715,766
Alcoa, Inc. ...............................................................            17,096            705,723
                                                                                                   -------------
                                                                                                       2,421,489
                                                                                                   -------------
APPAREL, ACCESSORIES & LUXURY GOODS   0.6%
Polo Ralph Lauren Corp. ...................................................            12,433          1,212,590
VF Corp. ..................................................................            11,820          1,108,480
                                                                                                   -------------
                                                                                                       2,321,070
                                                                                                   -------------
APPAREL RETAIL   1.3%
Abercrombie & Fitch Co., Class A ..........................................            12,165          1,005,437
American Eagle Outfitters, Inc. ...........................................            49,840          1,345,680
The Men's Wearhouse, Inc. .................................................            45,553          2,429,797
                                                                                                   -------------
                                                                                                       4,780,914
                                                                                                   -------------
APPLICATION SOFTWARE   0.6%
Citrix Systems, Inc. (a) ..................................................            35,049          1,177,997

Synopsys, Inc. (a) ........................................................            40,087          1,063,107
                                                                                                   -------------
                                                                                                       2,241,104
                                                                                                   -------------
AUTO PARTS & EQUIPMENT   0.6%
Johnson Controls, Inc. ....................................................            18,811          2,063,567
                                                                                                   -------------

BIOTECHNOLOGY   1.4%
Amgen, Inc. (a) ...........................................................            25,081          1,412,813
Genentech, Inc. (a) .......................................................            12,487            996,088
Gilead Sciences, Inc. (a) .................................................            21,008          1,738,832
Invitrogen Corp. (a) ......................................................            15,041          1,089,570
                                                                                                   -------------
                                                                                                       5,237,303
                                                                                                   -------------
BROADCASTING & CABLE TV   0.9%
Comcast Corp., Class A (a) ................................................           121,600          3,333,056
                                                                                                   -------------

BUILDING PRODUCTS   0.1%
USG Corp. (a) .............................................................             8,186            420,433
                                                                                                   -------------

CASINOS & GAMING   0.6%
Harrah's Entertainment, Inc. ..............................................            13,773          1,176,903
Penn National Gaming, Inc. (a) ............................................            21,283          1,137,150
                                                                                                   -------------
                                                                                                       2,314,053
                                                                                                   -------------
COMMODITY CHEMICALS   0.0%
Tronox, Inc., Class B .....................................................               340              4,733
                                                                                                   -------------

COMMUNICATIONS EQUIPMENT   3.8%
ADC Telecommunications, Inc. (a) ..........................................            61,737          1,034,095
Cisco Systems, Inc. (a) ...................................................           237,842          6,402,706
Corning, Inc. (a) .........................................................           154,882          3,872,050
Motorola, Inc. ............................................................           102,094          1,857,090
QUALCOMM, Inc. ............................................................            24,599          1,056,527
                                                                                                   -------------
                                                                                                      14,222,468
                                                                                                   -------------
COMPUTER & ELECTRONICS RETAIL   0.4%
Best Buy Co., Inc. ........................................................            32,146          1,552,330
                                                                                                   -------------

COMPUTER HARDWARE   3.9%
Apple Computer, Inc. (a) ..................................................            12,862          1,563,505
Hewlett-Packard Co. .......................................................           149,469          6,832,228
IBM Corp. .................................................................            59,166          6,307,095
                                                                                                   -------------
                                                                                                      14,702,828
                                                                                                   -------------
COMPUTER STORAGE & PERIPHERALS   0.2%
Lexmark International, Inc., Class A (a) ..................................            17,739            921,186
                                                                                                   -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   1.8%
AGCO Corp. (a) ............................................................            16,237            702,737
Caterpillar, Inc. .........................................................            17,203          1,351,812
Deere & Co. ...............................................................            23,366          2,814,902
Joy Global, Inc. ..........................................................            22,080          1,250,391
Manitowoc Co., Inc. .......................................................             8,799            666,788
                                                                                                   -------------
                                                                                                       6,786,630
                                                                                                   -------------
CONSUMER FINANCE   0.4%
American Express Co. ......................................................            23,098          1,500,908
                                                                                                   -------------

DATA PROCESSING & OUTSOURCED SERVICES   0.4%
CheckFree Corp. (a) .......................................................             4,787            187,890
Fidelity National Information Services, Inc. ..............................            21,781          1,174,431
                                                                                                   -------------
                                                                                                       1,362,321
                                                                                                   -------------
DEPARTMENT STORES   2.1%
J.C. Penney Co., Inc. .....................................................            44,535          3,584,177
Macy's, Inc. ..............................................................            78,138          3,120,050
Nordstrom, Inc. ...........................................................            21,866          1,135,501
                                                                                                   -------------
                                                                                                       7,839,728
                                                                                                   -------------
DISTILLERS & VINTNERS   0.2%
MGP Ingredients, Inc. .....................................................            52,698            899,028
                                                                                                   -------------

DIVERSIFIED BANKS   0.3%
Wells Fargo & Co. .........................................................            34,084          1,230,092
                                                                                                   -------------

DIVERSIFIED CHEMICALS   0.3%
FMC Corp. .................................................................            14,148          1,183,622
                                                                                                   -------------

DIVERSIFIED METALS & MINING   1.0%
Freeport-McMoRan Copper & Gold, Inc. ......................................            11,200            881,440
Rio Tinto PLC - ADR (United Kingdom) ......................................             4,448          1,303,042
Southern Copper Corp. .....................................................            17,471          1,549,328
                                                                                                   -------------
                                                                                                       3,733,810
                                                                                                   -------------
DRUG RETAIL   0.5%
CVS Caremark Corp. ........................................................            52,926          2,039,768
                                                                                                   -------------

ELECTRICAL COMPONENTS & EQUIPMENT   0.2%
General Cable Corp. (a) ...................................................             9,861            672,027
                                                                                                   -------------

ELECTRIC UTILITIES   1.3%
Duke Energy Corp. .........................................................            50,698            990,639
Exelon Corp. ..............................................................            21,283          1,660,074
FirstEnergy Corp. .........................................................            12,318            852,775
Pepco Holdings, Inc. ......................................................            49,948          1,491,447
                                                                                                   -------------
                                                                                                       4,994,935
                                                                                                   -------------
ELECTRONIC EQUIPMENT MANUFACTURERS   0.8%
Agilent Technologies, Inc. (a) ............................................            28,388          1,083,570
Tektronix, Inc. ...........................................................            34,406          1,041,470
Vishay Intertechnology, Inc. (a) ..........................................            56,594          1,008,505
                                                                                                   -------------
                                                                                                       3,133,545
                                                                                                   -------------
ELECTRONIC MANUFACTURING SERVICES   0.3%
Jabil Circuit, Inc. .......................................................            54,396          1,251,108
                                                                                                   -------------

FERTILIZERS & AGRICULTURAL CHEMICALS   0.3%
Monsanto Co. ..............................................................            19,722          1,214,875
                                                                                                   -------------

FOOD RETAIL   1.1%
Safeway, Inc. .............................................................            51,180          1,764,686
SUPERVALU, Inc. ...........................................................            38,317          1,825,422
Whole Foods Market, Inc. ..................................................            16,882            693,850
                                                                                                   -------------
                                                                                                       4,283,958
                                                                                                   -------------
FOOTWEAR   0.5%
NIKE, Inc., Class B .......................................................            32,584          1,849,142
                                                                                                   -------------

HEALTH CARE DISTRIBUTORS   0.4%
McKesson Corp. ............................................................            20,885          1,318,470
                                                                                                   -------------

HEALTH CARE EQUIPMENT   0.9%
Advanced Medical Optics, Inc. (a) .........................................            47,321          1,660,967
Kinetic Concepts, Inc. (a) ................................................            31,459          1,578,613
                                                                                                   -------------
                                                                                                       3,239,580
                                                                                                   -------------
HEALTH CARE SERVICES   1.0%
Express Scripts, Inc. (a) .................................................            13,344          1,362,422
Quest Diagnostics, Inc. ...................................................            49,626          2,432,667
                                                                                                   -------------
                                                                                                       3,795,089
                                                                                                   -------------
HOME FURNISHINGS   0.4%
Tempur-Pedic International, Inc. ..........................................            64,256          1,629,532
                                                                                                   -------------

HOTELS, RESORTS & CRUISE LINES   0.6%
Marriott International, Inc., Class A .....................................            23,369          1,076,142
Wyndham Worldwide Corp. (a) ...............................................            29,618          1,101,790
                                                                                                   -------------
                                                                                                       2,177,932
                                                                                                   -------------
HOUSEHOLD APPLIANCES   0.6%
Stanley Works .............................................................            17,564          1,110,572
Whirlpool Corp. ...........................................................             9,728          1,086,131
                                                                                                   -------------
                                                                                                       2,196,703
                                                                                                   -------------
HOUSEHOLD PRODUCTS   0.3%
Energizer Holdings, Inc. (a) ..............................................            12,755          1,263,510
                                                                                                   -------------

HUMAN RESOURCE & EMPLOYMENT SERVICES   0.5%
Manpower, Inc. ............................................................            18,757          1,725,644
                                                                                                   -------------

HYPERMARKETS & SUPER CENTERS   0.3%
Wal-Mart Stores, Inc. .....................................................            24,820          1,181,432
                                                                                                   -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   0.3%
AES Corp. (a) .............................................................            54,611          1,295,919
                                                                                                   -------------

INDUSTRIAL CONGLOMERATES   1.4%
General Electric Co. ......................................................           136,929          5,145,792
                                                                                                   -------------

INDUSTRIAL MACHINERY   0.3%
Ingersoll-Rand Co. Ltd., Class A (Bermuda) ................................            22,578          1,158,929
                                                                                                   -------------

INTEGRATED OIL & GAS   6.3%
Chevron Corp. .............................................................            48,662          3,965,466
ConocoPhillips ............................................................            76,530          5,925,718
Exxon Mobil Corp. (b) .....................................................           114,795          9,547,500
Hess Corp. ................................................................            19,025          1,126,661
Marathon Oil Corp. ........................................................            26,046          3,224,755
Royal Dutch Shell PLC - ADR (United Kingdom) ..............................               645             47,924
                                                                                                   -------------
                                                                                                      23,838,024
                                                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES   2.9%
AT&T, Inc. ................................................................           197,647          8,170,727
Verizon Communications, Inc. ..............................................            59,755          2,601,135
                                                                                                   -------------
                                                                                                      10,771,862
                                                                                                   -------------
INTERNET RETAIL   0.4%
Expedia, Inc. (a) .........................................................            58,309          1,401,165
                                                                                                   -------------

INTERNET SOFTWARE & SERVICES   0.5%
eBay, Inc. (a) ............................................................            61,685          2,008,464
                                                                                                   -------------

INVESTMENT BANKING & BROKERAGE   4.2%
Bear Stearns Cos., Inc. ...................................................            11,210          1,681,051
Goldman Sachs Group, Inc. .................................................            26,957          6,222,215
Lehman Brothers Holdings, Inc. ............................................            51,770          3,798,883
Merrill Lynch & Co., Inc. .................................................            45,875          4,253,989
                                                                                                   -------------
                                                                                                      15,956,138
                                                                                                   -------------
IT CONSULTING & OTHER SERVICES   0.5%
Accenture Ltd., Class A (Bermuda) .........................................            44,482          1,821,093
                                                                                                   -------------

LIFE & HEALTH INSURANCE   1.2%
MetLife, Inc. .............................................................            38,479          2,616,572
Prudential Financial, Inc. ................................................            17,953          1,831,565
                                                                                                   -------------
                                                                                                       4,448,137
                                                                                                   -------------

LIFE SCIENCES TOOLS & SERVICES   0.9%
Thermo Fisher Scientific, Inc. (a) ........................................            60,934          3,326,996
                                                                                                   -------------

MANAGED HEALTH CARE   3.8%
Aetna, Inc. ...............................................................            14,410            762,721
CIGNA Corp. ...............................................................             6,707          1,124,294
Health Net, Inc. (a) ......................................................            34,888          1,991,407
Humana, Inc. (a) ..........................................................            38,318          2,377,632
UnitedHealth Group, Inc. ..................................................            93,250          5,107,303
WellPoint, Inc. (a) .......................................................            38,908          3,167,500
                                                                                                   -------------
                                                                                                      14,530,857
                                                                                                   -------------
MORTGAGE REIT'S   0.0%
New Century Financial Corp. (a) ...........................................               397                175
                                                                                                   -------------

MOVIES & ENTERTAINMENT   1.3%
News Corp., Class A .......................................................            79,155          1,748,534
Time Warner, Inc. .........................................................            74,280          1,587,364
Walt Disney Co. ...........................................................            49,407          1,750,984
                                                                                                   -------------
                                                                                                       5,086,882
                                                                                                   -------------
MULTI-LINE INSURANCE   2.4%
American Financial Group, Inc. ............................................            42,606          1,518,904
American International Group, Inc. ........................................            41,963          3,035,603
Hartford Financial Services Group, Inc. ...................................            20,752          2,140,984
Loews Corp. ...............................................................            48,394          2,469,546
                                                                                                   -------------
                                                                                                       9,165,037
                                                                                                   -------------
OIL & GAS DRILLING   0.4%
Transocean, Inc. (Cayman Islands) (a) .....................................            15,705          1,542,859
                                                                                                   -------------

OIL & GAS EQUIPMENT & SERVICES   0.9%
Halliburton Co. ...........................................................            23,152            832,314
National Oilwell Varco, Inc. (a) ..........................................             9,430            890,664
Superior Energy Services, Inc. (a) ........................................            43,463          1,745,474
                                                                                                   -------------
                                                                                                       3,468,452
                                                                                                   -------------

OIL & GAS EXPLORATION & PRODUCTION   0.2%
Anadarko Petroleum Corp. ..................................................            18,328            909,985
                                                                                                   -------------

OIL & GAS REFINING & MARKETING   1.0%
Valero Energy Corp. .......................................................            48,608          3,627,129
                                                                                                   -------------

OIL & GAS STORAGE & TRANSPORTATION   0.8%
Overseas Shipholding Group, Inc. ..........................................            30,869          2,455,629
Spectra Energy Corp. ......................................................            25,348            675,017
                                                                                                   -------------
                                                                                                       3,130,646
                                                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES   4.4%
Bank of America Corp. .....................................................           141,323          7,166,489
Citigroup, Inc. ...........................................................            77,709          4,234,364
JPMorgan Chase & Co. ......................................................           100,217          5,194,247
                                                                                                   -------------
                                                                                                      16,595,100
                                                                                                   -------------
PACKAGED FOODS & MEATS   1.5%
General Mills, Inc. .......................................................            45,071          2,760,148
Kraft Foods, Inc., Class A ................................................            49,358          1,670,275
Tyson Foods, Inc., Class A ................................................            54,752          1,220,422
                                                                                                   -------------
                                                                                                       5,650,845
                                                                                                   -------------
PERSONAL PRODUCTS   0.2%
Alberto-Culver Co. ........................................................            36,424            904,772
                                                                                                   -------------

PHARMACEUTICALS   5.9%
Bristol-Myers Squibb Co. ..................................................            58,405          1,770,256
Johnson & Johnson .........................................................            84,569          5,350,681
Merck & Co., Inc. .........................................................            96,198          5,045,585
Mylan Laboratories, Inc. ..................................................               453              8,956
Pfizer, Inc. ..............................................................            90,411          2,485,398
Schering-Plough Corp. .....................................................            89,070          2,916,152
Teva Pharmaceutical Industries Ltd. - ADR (Israel) ........................            41,427          1,623,938
Wyeth .....................................................................            54,932          3,177,267
                                                                                                   -------------
                                                                                                      22,378,233
                                                                                                   -------------
PROPERTY & CASUALTY INSURANCE   2.4%
Allstate Corp. ............................................................            29,904          1,839,096

Chubb Corp. ...............................................................            38,050          2,087,804
CNA Financial Corp. - GDR .................................................            38,018          1,932,075
Commerce Group, Inc. ......................................................             7,614            259,561
Philadelphia Consolidated Holding Corp. (a) ...............................            31,351          1,291,661
Travelers Cos., Inc. ......................................................            30,905          1,674,124
                                                                                                   -------------
                                                                                                       9,084,321
                                                                                                   -------------
PUBLISHING   0.3%
Meredith Corp. ............................................................            15,113            940,180
                                                                                                   -------------

RAILROADS   1.4%
Burlington Northern Santa Fe Corp. ........................................            32,691          3,044,513
CSX Corp. .................................................................            52,360          2,379,238
                                                                                                   -------------
                                                                                                       5,423,751
                                                                                                   -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT   0.4%
Jones Lang LaSalle, Inc. ..................................................            11,289          1,317,426
                                                                                                   -------------

REGIONAL BANKS   0.6%
National City Corp. .......................................................            69,777          2,413,586
                                                                                                   -------------

RESTAURANTS   1.7%
McDonald's Corp. ..........................................................            84,032          4,247,818
Panera Bread Co., Class A (a) .............................................             9,447            532,527
Starbucks Corp. (a) .......................................................            24,063            693,255
Yum! Brands, Inc. .........................................................            16,560          1,121,443
                                                                                                   -------------
                                                                                                       6,595,043
                                                                                                   -------------
SEMICONDUCTOR EQUIPMENT   0.3%
Applied Materials, Inc. ...................................................            55,254          1,055,351
                                                                                                   -------------

SEMICONDUCTORS   1.2%
Broadcom Corp., Class A (a) ...............................................             2,704             82,634
Intel Corp. ...............................................................            85,586          1,897,442
Micron Technology, Inc. (a) ...............................................            51,921            632,398
Texas Instruments, Inc. ...................................................            56,325          1,991,652
                                                                                                   -------------
                                                                                                       4,604,126
                                                                                                   -------------

SPECIALIZED FINANCE   1.3%
Chicago Mercantile Exchange Holdings, Inc. ................................             5,151          2,735,181
CIT Group, Inc. ...........................................................            21,276          1,275,071
Nasdaq Stock Market, Inc. (a) .............................................            30,761          1,023,726
                                                                                                   -------------
                                                                                                       5,033,978
                                                                                                   -------------
SPECIALTY STORES   0.2%
Office Depot, Inc. (a) ....................................................             5,083            185,021
Staples, Inc. .............................................................            26,715            669,478
                                                                                                   -------------
                                                                                                         854,499
                                                                                                   -------------
STEEL   0.5%
United States Steel Corp. .................................................            16,185          1,831,495
                                                                                                   -------------

SYSTEMS SOFTWARE   2.2%
McAfee, Inc. (a) ..........................................................            31,476          1,157,058
Microsoft Corp. ...........................................................           145,664          4,467,515
Oracle Corp. (a) ..........................................................           135,534          2,626,649
                                                                                                   -------------
                                                                                                       8,251,222
                                                                                                   -------------
TECHNOLOGY DISTRIBUTORS   0.3%
Arrow Electronics, Inc. (a) ...............................................            26,396          1,083,556
                                                                                                   -------------

THRIFTS & MORTGAGE FINANCE   1.3%
Fannie Mae ................................................................            37,622          2,404,798
IndyMac Bancorp, Inc. .....................................................             6,976            234,254
Radian Group, Inc. ........................................................            21,948          1,358,581
Washington Mutual, Inc. ...................................................            24,438          1,068,430
                                                                                                   -------------
                                                                                                       5,066,063
                                                                                                   -------------
TOBACCO   2.4%
Altria Group, Inc. ........................................................            71,331          5,071,634
Loews Corp. - Carolina Group ..............................................            39,604          3,079,211
Reynolds American, Inc. ...................................................            15,060            979,502
                                                                                                   -------------
                                                                                                       9,130,347
                                                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS   0.1%
WESCO International, Inc. (a) .............................................             3,268            211,832
                                                                                                   -------------

TOTAL COMMON STOCKS   94.7% .................................................................        358,641,651

EXCHANGE TRADED FUND   0.5%
Semiconductor HOLDRs Trust ................................................            58,150          2,130,616
                                                                                                   -------------

TOTAL LONG-TERM INVESTMENTS (c)   95.2%
  (Cost $345,338,232) .......................................................................        360,772,267
                                                                                                   -------------

REPURCHASE AGREEMENTS  3.7%
Citigroup Global Markets, Inc. ($3,782,443 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.27%,
   dated 05/31/07, to be sold on 06/01/07 at $3,782,997) ....................................          3,782,443
State Street Bank & Trust Co. ($10,131,557 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.07%,
   dated 05/31/07, to be sold on 06/01/07 at $10,132,984) ...................................         10,131,557
                                                                                                   -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $13,914,000) ........................................................................         13,914,000
                                                                                                   -------------

TOTAL INVESTMENTS  98.9%
  (Cost $359,252,232) .......................................................................        374,686,267

OTHER ASSETS IN EXCESS OF LIABILITIES  2.0% .................................................          7,387,386

WRITTEN OPTIONS  (0.9%) .....................................................................         (3,327,385)
                                                                                                   -------------

NET ASSETS 100.0% ...........................................................................      $ 378,746,268
                                                                                                   =============


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c) The Fund may designate up to 100% of its common stock investments to cover outstanding call options.


ADR - American Depositary Receipt
GDR - Global Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF MAY 31, 2007:

                                                                                                  UNREALIZED
                                                                                                 APPRECIATION/
                                                                                  CONTRACTS      DEPRECIATION
LONG CONTRACTS:
S&P Mini 500 Index Futures, June 2007 (Current Notional
   Value of $76,645 per contract) .........................................            212         $81,749
                                                                                   =======         =======



WRITTEN OPTIONS OUTSTANDING AS OF MAY 31, 2007:


                                               EXERCISE         EXPIRATION         NUMBER OF
NAME OF ISSUER                                  PRICE              DATE            CONTRACTS        PREMIUM           VALUE
------------------------------------------------------------------------------------------------------------------------------
Call -- Basket -- Accenture Ltd.,
   Chubb Corp., Expedia, Inc.,
   Fannie Mae, Goldman Sachs
   Group, Inc., MetLife, Inc.,
   Superior Energy Services, Inc.,
   Transocean, Inc., and Walt
   Disney Co. (OTC) .....................     $  102.300         06/26/07            199,866     $  (155,895)     $  (203,863)

Call -- Basket -- ADC
   Telecommunications, Inc.,
   American Express Co.,
   Citrix Systems, Inc., eBay, Inc.,
   Energizer Holdings, Inc.,
   Harrah's Entertainment, Inc.,
   Kraft Foods, Inc., Oracle Corp.,
   and Polo Ralph Lauren Corp., (OTC) ...        101.600         06/26/07            135,352        (108,282)        (172,993)

Call -- Basket -- Advanced Medical
   Optics, Inc., Boeing Co.,
   Comcast Corp., Deere & Co.,
   General Electric Co.,
   J.C. Penney Co., Inc.,
   Kinetic Concepts, Inc.,
   McDonald's Corp., and
   News Corp. (OTC) .....................        101.800         06/26/07            257,575        (208,636)        (341,132)

Call -- Basket --  AES Corp.,
   American Financial Group,
   Inc., Caterpillar, Inc.,
   Exelon Corp., General
   Dynamics Corp., IBM Corp.,
   Intel Corp., Microsoft Corp.,
   and Overseas Shipholding
   Group, Inc. (OTC) ....................        101.750         06/26/07            223,269        (203,175)        (329,373)

Call -- Basket -- American
   International Group, Inc.,
   Bank of America Corp.,
   SUPERVALU, Inc.,
   Tempur-Pedic International,
   Inc., and Time Warner, Inc. (OTC) ....        100.700         06/26/07            149,400        (121,014)        (149,564)

Call -- Basket -- Amgen,
   Inc., Altria Group, Inc., General
   Mills, Inc., Gilead Sciences, Inc.,
   Northrop Grumman Corp.,
   Safeway, Inc., Semiconductor
   HOLDRs Trust, Teva
   Pharmaceuticals Ltd., and
   United Technologies Corp. (OTC) ......        100.900         06/26/07            213,960        (171,168)        (251,517)

Call -- Basket -- Applied Materials,
   Inc., CIT Group, Inc., CVS
   Caremark Corp., Goldman
   Sachs Group, Inc., Jabil Circuit,
   Inc., Radian Group, Inc., Texas
   Instruments, Inc.,
   and Wal-Mart Stores, Inc. (OTC) ......        103.000         06/26/07             98,737         (78,990)         (70,854)

Call -- Basket -- Applied Materials, Inc.
   CIT Group, Inc., Exxon Mobil
   Corp., Hess Corp., Jabil Circuit,
   Inc., Radian Group, Inc., and
   Texas Instruments, Inc. (OTC) ........        103.800         06/26/07             86,312         (73,365)         (48,628)

Call -- Basket -- AT&T, Inc.,
   ConocoPhillips, Exxon Mobil
   Corp., JPMorgan & Chase Co.,
   Lehman Brothers Holdings,
   Inc., Lexmark International,
   Inc., Tektronix, Inc., and Vishay
   Intertechnology, Inc. (OTC) ..........        102.000         06/26/07            340,026        (278,821)        (393,213)

Call -- Basket -- Burlington Northern
   Santa Fe Corp., CSX Corp.,
   Federated Department
   Stores, Inc., Hewlett-Packard
   Co., Johnson Controls, Inc.,
   The Men's Wearhouse, Inc.,
   Merck & Co., Inc., Motorola,
   Inc., and NIKE, Inc. (OTC) ...........        101.600         06/26/07            281,612        (228,106)        (409,456)

Call -- Basket -- Chevron Corp.,
   Cisco Systems, Inc. Citigroup,
   Inc., Corning, Inc., Honeywell
   International, Inc., Marathon Oil
   Corp., Merrill Lynch & Co., Inc.,
   Prudential Finance, Inc., and
   Valero Energy Corp. (OTC) ............        102.000         06/26/07            325,211        (266,673)        (507,329)

Call -- Basket --  Humana, Inc.,
   Johnson & Johnson, Pfizer, Inc.,
   Quest Diagnostics, Inc.,
   Schering-Plough Corp., Thermo
   Fisher Scientific, Inc.,
   UnitedHealth Group, Inc.,
   WellPoint, Inc., and Wyeth. (OTC) ....        101.400         06/26/07            303,889        (270,461)        (253,663)

Call - S & P 500 Index June 2007 ........      1,520.000         06/16/07                 89        (175,953)        (195,800)
                                                                                                 -----------      -----------
                                                                                                 $(2,340,539)     $(3,327,385)
                                                                                                 ===========      ===========

OTC -- Over the Counter.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust II

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 19, 2007